JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.9%
Alternative Assets — 1.0%
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	3,280	40,644

Fixed Income — 49.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	75,617	910,428
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	50,631	427,832
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,783	38,802
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	10,436	81,610
JPMorgan High Yield Fund Class R6 Shares (a)	20,063	124,593
JPMorgan Income Fund Class R6 Shares (a)	13,897	117,016
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,041	59,871
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	19,619	193,243
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,288	69,234
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,749	35,429

Total Fixed Income		2,058,058

International Equity — 14.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,491	88,869
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,593	62,425
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,217	59,288
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,619	128,232
JPMorgan International Equity Fund Class R6 Shares (a)	3,553	49,605
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,943	210,395

Total International Equity		598,814

U.S. Equity — 33.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,109	118,960
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	3,069	142,382
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,281	233,477
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,270	95,388
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	19,685	136,221
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,173	39,028
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,564	43,006
JPMorgan U.S. Equity Fund Class R6 Shares (a)	28,416	379,925
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,230	93,316
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,217	109,431

Total U.S. Equity		1,391,134

TOTAL INVESTMENT COMPANIES (Cost $3,920,797)		4,088,650

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b) (Cost $50,679)	50,679	50,679

Total Investments — 100.1% (Cost $3,971,476)		4,139,329
Liabilities in Excess of Other Assets — (0.1)%		(2,744)

Net Assets — 100.0%		4,136,585

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,139,329	$—	$—	$4,139,329

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

Investor Balanced Fund

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,022,269	$82,065	$215,997	$4,521	$17,570	$910,428	75,617	$20,977	$4,772
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	494,130	27,444	95,197	543	912	427,832	50,631	11,513	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	72,339	—	70,683	12	(1,668)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	48,363	1,794	2,866	48	(8,537)	38,802	5,783	1,794	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	103,229	5,189	3,851	234	(15,932)	88,869	3,491	985	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	74,855	—	—	(12,430)	62,425	4,593	559	154
JPMorgan Equity Income Fund Class R6 Shares (a)	102,579	43,724	—	—	(27,343)	118,960	8,109	2,181	1,427
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	83,133	2,561	6,257	(452)	(19,697)	59,288	3,217	2,561	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	99,110	3,358	7,171	(576)	(13,111)	81,610	10,436	3,358	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	165,104	18,234	20,178	707	(35,635)	128,232	7,619	3,956	12,050
JPMorgan High Yield Fund Class R6 Shares (a)	144,086	6,085	5,275	2	(20,305)	124,593	20,063	6,085	—
JPMorgan Income Fund Class R6 Shares (a)	86,074	46,061	4,796	46	(10,369)	117,016	13,897	3,536	23
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	69,859	1,193	8,587	(931)	(1,663)	59,871	6,041	1,193	—
JPMorgan International Equity Fund Class R6 Shares (a)	57,620	5,915	2,848	411	(11,493)	49,605	3,553	1,816	60
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	250,550	25,951	14,308	(313)	(51,485)	210,395	14,943	7,448	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	305,956	—	313,643	135,098	(127,411)	—	—	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	162,805	22,603	12,963	2,352	(32,415)	142,382	3,069	1,826	18,103
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	156,297	126,438	11,601	1,864	(39,521)	233,477	6,281	681	28,563
JPMorgan Large Cap Value Fund Class R6 Shares (a)	110,175	19,588	3,374	105	(31,106)	95,388	9,270	1,491	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	204,605	11,017	17,371	(76)	(4,932)	193,243	19,619	3,796	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	157,807	38,513	8,632	(908)	(50,559)	136,221	19,685	2,268	7,791
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	41,715	4,974	1,452	30	(6,239)	39,028	1,173	—	2,998
JPMorgan Small Cap Value Fund Class R6 Shares (a)	48,829	14,379	1,439	(300)	(18,463)	43,006	2,564	459	2,759
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	88,125	1,633	16,894	(1,080)	(2,550)	69,234	6,288	1,632	—
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	72,859	1,563	25,093	(5,209)	(3,476)	40,644	3,280	1,563	—	(b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	419,721	84,078	57,814	7,757	(73,817)	379,925	28,416	3,815	36,733
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(c)	75,914	282,614	307,849	—	—	50,679	50,679	1,002	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	108,130	—	—	(14,814)	93,316	4,230	700	315
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	42,039	1,112	5,870	(707)	(1,145)	35,429	3,749	1,112	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	98,936	53,970	3,841	231	(39,865)	109,431	4,217	2,387	3,410

Total	$4,784,228	$1,115,041	$1,245,850	$143,409	$(657,499)	$4,139,329		$90,694	$119,158

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.